Submission	Jun. 17, 2026
Submission [Line Items]
Central Index Key	0001000209
Registrant Name	MEDALLION FINANCIAL CORP
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES